                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2000

Check here if Amendment [   ]; Amendment Number:

    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:         Basswood Partners, L.L.C.
Address:      645 Madison Avenue, 10th Floor
              New York, New York 10022



Form 13F File Number: 28-04683

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Matthew Lindenbaum
Title:   Managing Member
Phone:   (212) 521-9500

Signature, Place, and Date of Signing:


/s/Matthew Lindenbaum   New York, New York     May 15, 2000
-------------------     ------------------     -----------------
[Signature]             [City, State]          [Date]



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Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manager(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-
         [Repeat as necessary.]
































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                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          3

Form 13F Information Table Entry Total:     54

Form 13F Information Table Value Total:     $412,098,378


The Institutional Investment Manager has requested confidential treatment for certain positions, which are omitted from this report and are being filed separately with the Securities and Exchange Commission.


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

         1         28-                      Basswood Capital Management, LLC

         2         28-                      Bennett Lindenbaum

         3         28-                      Matthew Lindenbaum

















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
                                                        BASSWOOD PARTNERS
                                                       COMBINATION REPORT
                                                         March 31, 2000

    ITEM 1             ITEM 2     ITEM 3     ITEM 4     ITEM 5            ITEM 6                ITEM 7           ITEM 8
    ------             ------     ------     ------     ------            ------                ------           ------
                                                                   INVESTMENT DISCRETION                     VOTING AUTHORITY
                                                                           (b)                                 (SHARES)
                                              FAIR                      SHARED       (c)
                      TITLE      CUSIP        MARKET    SHRS OR   (a)   SEE          SHARED-   MANAGERS      (a)   (b)    (c)
NAME OF ISSUER        OF CLASS   NUMBER       VALUE     PRN AMT   SOLE  INSTR. V     OTHER     SEE INSTR. V SOLE  SHARED  NONE
--------------        --------   ------       ------    -------   ----  -----------  -----     ------------ ----  ------  ----

Arcadia Financial
  LTD (AAC)            Common    39101100       736,855      147,371       X                      1,2,3             X
Associates First
  Capital (AFS)        Common    46008108    27,730,856   1,297,350        X                      1,2,3             X
Astoria Financial
  Corp.(ASFC)          Common    046265104   11,019,204     388,342        X                      1,2,3             X
Banc One Corp. (ONE)   Common    06423A103   20,200,854     585,532        X                      1,2,3             X
Bank of New York (BK)  Common    064057102    5,657,987     136,132        X                      1,2,3             X
Bay View Capital
  Corp. (BVC)          Common    07262L101      697,440      92,992        X                      1,2,3             X
Bear Stearns (BSC)     Common    073902108   21,568,953     472,744        X                      1,2,3             X
Capital Corp. of
  the West (CCOW)      Common    140065103      657,429      78,499        X                      1,2,3             X
Capital One Financial
  Corp. (COF)          Common    14040H105    2,031,783      42,384        X                      1,2,3             X
Citigroup Inc. (C)     Common    172967101    7,574,906     126,512        X                      1,2,3             X
City National
  Corp. (CYN)          Common    178566105    2,116,518      62,828        X                      1,2,3             X
Comerica, Inc. (CMA)   Common    200340107   14,163,004     338,221        X                      1,2,3             X
Community State
  Bank (TNEK)          Common    204136105      470,323      42,999        X                      1,2,3             X
Compucredit Corp.
  (CCRT)               Common    20478N100   12,482,914     344,951        X                      1,2,3             X
Conseco Inc. (CNC)     Common    208464107       46,116       4,032        X                      1,2,3             X
Countrywide Credit
  (CCR)                Common    222372104   17,377,870     637,720        X                      1,2,3             X
Fannie Mae (FNM)       Common    313586109    7,805,625     138,000        X                      1,2,3             X
Fifth Third
  Bancorp (FITB)       Common    316773100    4,298,616      68,232        X                      1,2,3             X
Financial Federal
  Corp. (FIF)          Common    317492106    9,465,576     520,444        X                      1,2,3             X
Finova Corp. (FNV)     Common    317928109    1,562,083      92,912        X                      1,2,3             X





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First Community
  Bank of the
  Desert(FCDE)         Common    31983J104      834,265     230,142        X                      1,2,3             X
First Financial
  Fund (FF)            Common    320228109    1,139,008     145,793        X                      1,2,3             X
FleetBoston Financial
  Corp. (FBF)          Common    339030108       62,050       1,700        X                      1,2,3             X
Freddie Mac (FRE)      Common    313400301   13,557,388     306,815        X                      1,2,3             X
Gentra, Inc. (GTA-CN)  Common    37245E874    4,013,711     434,794        X                      1,2,3             X
Golden State
  Bancorp (GSB)        Common    381197102    2,644,087     177,010        X                      1,2,3             X
Household
  International (HI)   Common    441815107    1,414,480      37,909        X                      1,2,3             X
IMC Mortgage
  Co. (IMCC)           Common    449923101       47,378     263,216        X                      1,2,3             X
Imperial Bancorp
  (IMP)                Common    452556103      145,646       4,698        X                      1,2,3             X
M&T Bank
  Corporation (MTB)    Common    55261F104    8,734,433      19,562        X                      1,2,3             X
MBNA Corp. (KRB)       Common    55262L100   11,320,471     443,940        X                      1,2,3             X
Mellon Financial
  Corp. (MEL)          Common    58551A108    9,407,872     316,231        X                      1,2,3             X
Merrill Lynch
  Co. (MER)            Common    590188108   13,108,200     124,840        X                      1,2,3             X
Metris Companies,
  Inc. (MXT)           Common    591598107      951,893      24,486        X                      1,2,3             X
Mid-State Bancshares
  (MDST)               Common    595440108    1,102,648      44,106        X                      1,2,3             X
National City
  Corp. (NCC)          Common    635405103      241,890      11,728        X                      1,2,3             X
Northern Trust
  Corp. (NTRS)         Common    665859104   12,062,001     178,531        X                      1,2,3             X
Pacific Capital
  Bancorp (SABB)       Common    69404P101    1,345,539      55,486        X                      1,2,3             X
Pacificamerica
  Money Center
  Inc. (PAMM)          Common    694935107          747       2,658        X                      1,2,3             X
Paine Webber
  Group Inc. (PWJ)     Common    695629105    6,820,000     155,000        X                      1,2,3             X
Professional
  Bancorp (MDB)        Common    743112104      705,954     144,811        X                      1,2,3             X
Progressive
  Corp. (PGR)          Common    743315103    7,340,031      96,500        X                      1,2,3             X
Providian Financial
  Corp. (PVN)          Common    74406A102   29,069,444     335,577        X                      1,2,3             X
Southern Pacific
  Funding Corp.(SFCFQ) Common    843576109       24,379     162,529        X                      1,2,3             X
Sovereign Bancorp
  SVRN)                Common    845905108    6,103,391     807,060        X                      1,2,3             X




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State Street
  Corp. (STT)          Common    857477103    6,957,563      71,820        X                      1,2,3             X
Summit Bancorp (SUB)   Common    866005101   25,081,350     955,480        X                      1,2,3             X
TCF Financial
  Corp. (TCB)          Common    872275102   14,423,422     605,708        X                      1,2,3             X
United Companies
  Financial Corp.
  (UCFNQ)              Common    909870107        8,267     150,305        X                      1,2,3             X
US Bancorp (USB)       Common    902973106   18,727,515     856,115        X                      1,2,3             X
Wachovia Corp. (WB)    Common    929771103    1,298,551      19,220        X                      1,2,3             X
Washington
  Mutual (WM)          Common    939322103   14,450,533     545,303        X                      1,2,3             X
Wells Fargo &
  CO (WFC)             Common    949746101   24,872,700     610,373        X                      1,2,3             X
Westamerica
  Bancorp.(WABC)       Common    957090103    6,416,661     231,231        X                      1,2,3             X
Total                                      $412,098,378  14,188,874



































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00705001.AR1